OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6.OTHER CURRENT ASSETS

Other current assets consisted of the following:

	June 30,	December 31,
	2025	2024
Recoverable value-added taxes	$2,281,049	$2,221,520
Others	295,363	427,080
Less: provision for expected credit losses	(17,248)	(56,552)
	$2,559,164	$2,592,048

For the six months ended June 30, 2025, the Company reversed provision of $38,607 for expected credit losses of other current assets. For the six months ended June 30, 2024, the Company provided allowance of $11,303 for expected credit losses of other current assets.